PROVISIONS, CONTINGENTS ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of changes in other provisions
	R$ thousands
	Labor	Civil	Tax
Balance on December 31, 2021	6,729,107	9,178,471	8,072,037
Adjustment for inflation	762,281	409,432	511,159
Provisions, net of (reversals and write-offs)	906,488	1,214,974	(929,438)
Payments	(2,387,910)	(2,813,670)	(176,394)
Balance on December 31, 2022	6,009,966	7,989,207	7,477,364

Balance on December 31, 2022	6,009,966	7,989,207	7,477,364
Adjustment for inflation	630,797	491,102	472,830
Provisions, net of (reversals and write-offs)	1,258,040	4,002,792	(516,056)
Payments	(3,276,665)	(3,895,488)	(374,834)
Balance on December 31, 2023	4,622,138	8,587,613	7,059,304